UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS* - 128.01%
Accommodation - 0.58%
Starwood Hotels & Resorts Worldwide, Inc.	12,550	757,142

Administrative and Support Services - 0.93%
AECOM Technology Corp. (a)	8,990	272,487
Geo Group, Inc.	15,900	549,186
Robert Half International, Inc.	11,060	393,183
		1,214,856
Air Transportation - 1.49%
Copa Holdings SA (b)	9,450	986,769
US Airways Group, Inc. (a)	70,280	943,860
		1,930,629
Ambulatory Health Care Services - 1.73%
Omnicare, Inc.	31,050	1,156,923
Select Medical Holdings Corp.	117,550	1,086,162
		2,243,085
Apparel Manufacturing - 1.18%
PVH Corp.	12,540	1,527,999

Broadcasting (except Internet) - 0.71%
Cablevision Systems Corp.	42,620	596,253
Starz - Liberty Capital (a)	17,610	326,842
		923,095
Building Material and Garden Equipment and Supplies Dealers - 0.83%
Lumber Liquidators Holdings, Inc. (a)	18,315	1,084,065

Chemical Manufacturing - 7.97%
AbbVie, Inc.	25,035	924,292
CF Industries Holdings, Inc.	5,311	1,066,608
Hospira, Inc. (a)	11,750	345,803
Huntsman Corp.	64,360	1,108,923
Merck & Co, Inc.	47,140	2,014,292
Pfizer, Inc.	116,597	3,191,259
Questcor Pharmaceuticals, Inc.	12,700	414,020
Scotts Miracle-Gro Co.	23,490	1,040,842
Warner Chilcott PLC (b)	18,640	251,826
		10,357,865
Clothing and Clothing Accessories Stores - 3.81%
ANN, Inc. (a)	36,148	1,022,627
Chico's FAS, Inc.	73,340	1,245,312
Hanesbrands, Inc. (a)	14,405	571,014
The Childrens Place Retail Stores, Inc. (a)	23,660	1,075,584
TJX Cos, Inc.	22,740	1,022,618
		4,937,155
Computer and Electronic Product Manufacturing - 6.88%
Apple, Inc.	4,470	1,973,058
First Solar, Inc. (a)	14,493	374,644
Harman International, Inc.	10,188	432,481
Intel Corp.	108,683	2,266,041
InterDigital, Inc.	16,740	743,256
L-3 Communications Holdings, Inc.	8,515	649,439
Northrop Grumman Corp.	9,958	654,041
Raytheon Co.	25,250	1,377,893
Teradyne, Inc. (a)	28,670	480,509
		8,951,362
Construction of Buildings - 0.84%
PulteGroup, Inc. (a)	56,600	1,085,588

Credit Intermediation and Related Activities - 8.61%
Bank Of America Corp.	293,757	3,298,890
BOK Financial Corp.	15,840	941,371
Comerica, Inc.	26,870	923,791
Nationstar Mortgage Holdings, Inc. (a)	26,730	1,029,907
Ocwen Financial Corp. (a)	25,410	1,001,662
UMB Financial Corp.	19,730	899,491
Wells Fargo & Co.	78,308	2,747,045
Western Union Co.	24,297	340,887
		11,183,044
Data Processing, Hosting and Related Services - 0.21%
AOL, Inc.	7,340	270,846

Educational Services - 0.48%
Grand Canyon Education, Inc. (a)	26,120	625,574

Electronics and Appliance Stores - 1.65%
Ingram Micro, Inc. (a)	113,380	2,138,347

Fabricated Metal Product Manufacturing - 0.34%
Alliant Techsystems, Inc.	6,770	445,466

Food and Beverage Stores - 0.26%
Safeway, Inc.	14,380	343,107

Food Manufacturing - 3.48%
Dean Foods Co. (a)	71,930	1,194,038
Ingredion, Inc.	17,310	1,145,922
Smithfield Foods, Inc. (a)	47,380	1,053,731
Tyson Foods, Inc.	49,580	1,123,979
		4,517,670
Food Services and Drinking Places - 0.58%
Hyatt Hotels Corp. (a)	18,380	755,234

Gasoline Stations - 0.62%
Delek US Holdings, Inc.	21,560	805,482

General Merchandise Stores - 0.89%
Wal-Mart Stores, Inc.	16,316	1,154,846

Health and Personal Care Stores - 0.83%
Vitamin Shoppe, Inc. (a)	20,570	1,080,954

Heavy and Civil Engineering Construction - 1.47%
Fluor Corp.	24,540	1,519,026
Granite Construction, Inc.	12,905	401,216
		1,920,242
Insurance Carriers and Related Activities - 8.59%
Aetna, Inc.	22,720	1,072,157
Aflac, Inc.	47,840	2,389,608
Assurant, Inc.	13,130	551,329
First American Financial Corp.	17,810	432,605
Humana, Inc.	15,345	1,047,450
Molina Healthcare, Inc. (a)	32,900	1,049,839
Partnerre Ltd. (b)	6,130	547,041
Prudential Financial, Inc.	47,350	2,631,239
Reinsurance Group of America, Inc.	7,550	434,125
Wellpoint, Inc.	16,310	1,014,156
		11,169,549
Machinery Manufacturing - 5.25%
Agco Corp.	8,780	451,994
Applied Materials, Inc.	44,290	606,773
Coinstar, Inc. (a)	16,690	854,361
General Electric Co.	151,100	3,508,542
KLA-Tencor Corp.	25,390	1,390,357
		6,812,027
Management of Companies and Enterprises - 1.39%
AGL Resources, Inc.	26,560	1,061,338
Huntington Bancshares, Inc.	106,640	749,679
		1,811,017
Merchant Wholesalers, Durable Goods - 3.15%
Arrow Electronics, Inc. (a)	29,650	1,190,448
Avnet, Inc. (a)	72,180	2,548,675
United Stationers, Inc.	9,730	352,226
		4,091,349
Merchant Wholesalers, Nondurable Goods - 5.05%
AmerisourceBergen Corp.	22,920	1,081,824
Cardinal Health, Inc.	23,640	1,092,405
Herbalife Ltd. (b)	20,680	833,197
Nu Skin Enterprises, Inc.	21,695	893,834
Ralph Lauren Corp.	8,910	1,545,618
Universal Corp.	20,030	1,117,474
		6,564,352
Mining (except Oil and Gas) - 1.60%
Cliffs Natural Resources, Inc.	40,860	1,040,296
Coeur d' Alene Mines Corp. (a)	54,610	1,038,136
		2,078,432
Miscellaneous Manufacturing - 0.78%
NewMarket Corp.	4,036	1,015,740

Miscellaneous Store Retailers - 1.68%
Office Depot, Inc. (a)	265,135	1,068,494
PetSmart, Inc.	17,100	1,113,381
		2,181,875
Motion Picture and Sound Recording Industries - 0.45%
Lions Gate Entertainment Corp. (a)(b)	27,600	578,772

Nonstore Retailers - 0.58%
World Fuel Services Corp.	19,980	759,839

Other Information Services - 3.15%
Google, Inc. (a)	4,570	3,661,484
Yahoo!, Inc. (a)	20,232	431,144
		4,092,628
Paper Manufacturing - 2.42%
Domtar Corp.	13,410	999,850
Graphic Packaging Holding Co. (a)	145,650	1,080,723
Greif, Inc.	20,930	1,064,709
		3,145,282
Performing Arts, Spectator Sports, and Related Industries - 0.57%
Life Time Fitness, Inc. (a)	17,660	744,192

Personal and Laundry Services - 0.27%
Healthcare Services Group, Inc.	14,570	351,137

Petroleum and Coal Products Manufacturing - 14.40%
Chevron Corp.	42,460	4,974,189
Exxon Mobil Corp.	57,630	5,160,766
HollyFrontier Corp.	14,130	794,106
Marathon Petroleum Corp.	18,347	1,520,599
Phillips 66	35,135	2,212,100
Suncoke Energy, Inc. (a)	64,495	1,063,523
Tesoro Corp.	14,130	794,671
Valero Energy Corp.	29,948	1,365,329
Western Refining, Inc.	22,590	810,755
		18,696,038
Plastics and Rubber Products Manufacturing - 0.26%
Goodyear Tire & Rubber Co. (a)	26,370	342,283

Primary Metal Manufacturing - 0.37%
General Cable Corp. (a)	14,738	485,470

Professional, Scientific, and Technical Services - 4.98%
Booz Allen Hamilton Holding Corp.	26,595	340,416
CACI International, Inc. (a)	7,810	396,358
Charles River Laboratories International, Inc. (a)	6,830	278,254
Cognizant Technology Solutions Corp. (a)	7,615	584,604
Jacobs Engeneering Group, Inc. (a)	8,210	400,976
MedAssets, Inc. (a)	57,060	1,053,898
Moody's Corp.	29,840	1,434,110
SAIC, Inc.	30,050	355,191
SYNNEX Corp. (a)	25,100	957,063
Tetra Tech, Inc. (a)	11,750	339,105
VMware, Inc. (a)	4,690	336,883
		6,476,858
Publishing Industries (except Internet) - 7.13%
Brocade Communications Systems, Inc. (a)	344,415	1,932,168
CA, Inc.	14,047	344,011
Microsoft Corp.	143,110	3,978,458
Nuance Communications, Inc. (a)	13,390	246,510
Oracle Corp.	80,880	2,770,949
		9,272,096
Rental and Leasing Services - 0.82%
Ryder System, Inc.	18,860	1,059,932

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.88%
Janus Capital Group, Inc.	86,530	801,268
MarketAxess Holdings, Inc.	17,000	664,020
Stifel Financial Corp. (a)	28,330	978,518
		2,443,806
Support Activities for Transportation - 0.82%
Expeditors International of Washington, Inc.	27,540	1,069,929

Telecommunications - 3.31%
CenturyLink, Inc.	43,800	1,518,546
United States Cellular Corp. (a)	6,410	235,824
Virgin Media, Inc.	54,970	2,550,608
		4,304,978
Transportation Equipment Manufacturing - 5.52%
Ford Motor Co.	137,830	1,738,036
General Dynamics Corp.	14,875	1,011,054
Lockheed Martin Corp.	14,770	1,299,760
Spirit Aerosystems Holdings, Inc. (a)	26,908	468,468
The Boeing Co.	34,490	2,652,280
		7,169,598
Utilities - 4.88%
Entergy Corp.	17,110	1,065,269
Exelon Corp.	34,410	1,066,366
NRG Energy, Inc.	44,180	1,060,320
PPL Corp.	33,900	1,044,798
Teco Energy, Inc.	60,325	1,040,606
UGI Corp.	29,750	1,065,645
		6,343,004
Waste Management and Remediation Services - 0.40%
Stericycle, Inc. (a)	5,390	517,009

Wholesale Electronic Markets and Agents and Brokers - 1.94%
Genuine Parts Co.	15,275	1,084,983
Tech Data Corp. (a)	27,135	1,439,783
		2,524,766
TOTAL COMMON STOCKS (Cost $156,462,174)		166,355,611

REAL ESTATE INVESTMENT TRUSTS - 4.48%
American Assets Trust, Inc.	19,920	602,182
Camden Property Trust	7,500	518,550
CBL & Associates Properties, Inc.	26,960	613,070
Equity Residential	9,070	499,213
Extra Space Storage, Inc.	14,280	534,643
Invesco Mortgage Capital, Inc.	23,940	503,219
Medical Properties Trust, Inc.	32,730	475,240
Mid-America Apartment Communities, Inc.	7,700	534,688
National Retail Properties, Inc.	14,400	496,080
Sovran Self Storage, Inc.	6,450	392,418
Weyerhaeuser Co.	22,130	650,843
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,356,106)		5,820,146

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.58%
AIM STIT-STIC Prime Portfolio -0.090% (c)	2,049,567	2,049,567
TOTAL SHORT-TERM INVESTMENTS (Cost $2,049,567)		2,049,567

Total Investments (Cost $163,867,847) - 134.07%		174,225,324
Liabilities in Excess of Other Assets - (34.07)%		(44,275,397)
TOTAL NET ASSETS - 100.00%		$129,949,927

Percentages are stated as a percent of net assets.

*	All or a portion of these securities are pledged as collateral for short positions.
(a)	Non-income producing security.
(b)	Foreign Issued Security
(c)	Variable rate security; the rate shown represents the rate at February 28, 2013

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2013 (Unaudited)

	Shares	Value
Acacia Research Corp.	19,732	551,707
Acadia Healthcare Co., Inc.	20,440	556,377
Accretive Health, Inc.	45,130	432,345
Air Lease Corp.	19,670	534,434
Alexander & Baldwin, Inc.	7,840	276,203
Allied Nevada Gold Corp.	24,890	455,487
Allscripts Healthcare Solutions, Inc.	44,250	562,860
Ariad Pharmaceuticals, Inc.	25,220	530,377
Armour Residential REIT, Inc.	33,170	221,907
Aspen Insurance Holdings Ltd. (a)	15,250	546,865
Axis Capital Holdings (a)	13,570	552,707
Bank Of The Ozarks, Inc.	11,700	449,163
BankUnited, Inc.	14,270	404,697
Barnes Group, Inc.	20,780	552,956
Boston Beer Co., Inc.	3,460	537,788
Caesars Entertainment Corp.	44,350	554,375
CarMax, Inc.	14,260	547,727
Catamaran Corp. (a)	10,550	566,641
Cavium, Inc.	15,000	553,800
Cheniere Energy, Inc.	44,940	957,222
Colfax Corp.	13,090	568,106
CommonWealth REIT	11,360	286,841
Constellation Brands, Inc.	12,220	540,613
Crimson Wine Group Ltd.	1,839	14,804
Cypress Semiconductor Corp.	54,210	570,830
CYS Investments, Inc.	18,168	215,472
Deckers Outdoor Corp.	13,540	546,204
DeVry, Inc.	19,250	577,115
Duke Energy Corp.	8,140	563,695
Duke Realty Corp.	13,760	222,362
Federal-Mogul Corp.	37,119	299,922
First Horizon National Corp.	37,005	393,363
First Midwest Bancorp, Inc.	26,430	330,375
Fusion-io, Inc.	33,510	565,649
Groupon, Inc.	104,040	471,301
Halcon Resources Corp.	131,310	932,301
Harris Teeter Supermarkets, Inc.	13,740	590,820
Hewlett Packard Co.	27,610	556,065
HomeAway, Inc.	19,515	575,693
iGate Corp.	29,330	560,496
ITC Holdings Corp.	6,110	516,417
Jive Software, Inc.	34,740	575,989
Jos A Bank Clothiers, Inc.	13,715	569,173
Kansas City Southern	5,590	575,602
Kodiak Oil & Gas Corp. (a)	105,090	935,301
Kosmos Energy Ltd. (a)	91,420	999,221
Leucadia National Corp.	18,390	494,691
Level 3 Communications, Inc.	26,870	536,863
Marvell Technology Group Ltd. (a)	54,430	549,743
MBIA, Inc.	55,841	539,982
Molycorp, Inc.	86,740	532,584
New Jersey Resources Corp.	11,980	533,829
Northeast Utilities	15,420	640,084
On Assignment, Inc.	26,070	569,890
Palo Alto Networks, Inc.	10,800	660,203
Pandora Media, Inc.	40,997	500,163
PDC Energy, Inc.	23,430	1,092,774
Pharmacyclics, Inc.	6,160	540,724
Prestige Brands Holdings, Inc.	21,190	504,110
Prospect Capital Corp.	48,320	538,768
Proto Labs, Inc.	13,850	643,887
Raven Industries, Inc.	19,400	547,662
Rock-tenn Co.	6,305	557,677
Servicenow, Inc.	18,815	610,923
Shutterstock, Inc.	16,050	523,230
Sotheby's	14,115	539,616
Spirit Realty Capital, Inc.	11,760	234,259
Splunk, Inc.	13,777	497,763
SPX Corp.	7,220	581,282
Tahoe Resources, Inc. (a)	33,420	505,229
TCF Financial Corp.	35,660	489,968
Tesla Motors, Inc.	6,080	211,766
Texas Capital Bancshares, Inc.	12,010	507,543
Theravance, Inc.	25,480	516,989
Treehouse Foods, Inc.	9,390	548,282
Universal Display Corp.	16,310	511,808
Ventas, Inc.	3,110	220,126
Virtus Investment Partners, Inc.	3,380	567,874
Vivus, Inc.	50,180	537,930
Walter Energy, Inc.	17,100	543,609
Wesco Aircraft Holdings, Inc.	39,342	535,051
Wolverine World Wide, Inc.	12,930	545,646
Workday, Inc.	10,680	590,498
WW Grainger, Inc.	2,130	482,360
Zynga, Inc.	179,120	607,217
Total Securities Sold Short (Proceeds $43,275,124)		$44,791,971

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$163,867,847
Gross unrealized appreciation	13,389,469
Gross unrealized depreciation	(4,548,839)
Net unrealized depreciation	$8,840,630

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the
Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.
Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.
As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.
The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from Real Estate Investment Trusts
(REITS) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of
REIT distributions based on the most recent information available.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$166,355,611	$-	$-	$166,355,611
Real Estate Investment Trusts	5,820,146	-	-	5,820,146
Total Equity	$172,175,757	$-	$-	$172,175,757

Short-Term Investments	$2,049,567	$-	$-	$2,049,567

Total Assets	$174,225,324	$-	$-	$174,225,324

Liabilities:
Securities Sold Short	$44,791,971	$-	$-	$44,791,971

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

There were no transfers into and out of Level 1 and 2 securities during the period ended February 28, 2013.
The Fund held no Level 3 securities during the period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.